Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2019 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Time deposits-short term	53,487,075	53,487,075	—
Time deposits-long term	2,360,000	2,360,000	—
Equity investments with readily determinable fair values	3,551,545	3,551,545	—
Short-term investments	15,312,595	—	15,312,595
Total	74,711,215	59,398,620	15,312,595

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Time deposits-short term	71,079,327	71,079,327	—
Time deposits-long term	6,630,000	6,630,000	—
Equity investments with readily determinable fair values	3,743,590	3,743,590	—
Short-term investments	13,273,026	—	13,273,026
Total	94,725,943	81,452,917	13,273,026